FINANCIAL INVESTMENTS	12 Months Ended
Dec. 31, 2023
FINANCIAL INVESTMENTS
FINANCIAL INVESTMENTS

NOTE 5 – FINANCIAL INVESTMENTS

	2023	2022

Financial assets measured at fair value through profit or loss	1,592,056	28,929
- Investment funds (*)	1,592,056	28,929
Financial assets carried at amortized cost	130,688	—
- Eurobonds (**)	130,688	—

	1,722,744	28,929
(*)

Financial assets measured at fair value through profit or loss consists of foreign currency based mutual funds which include reverse repo, government and private sector debt instruments (2022: Financial assets measured at fair value through profit or loss consists of investment funds which include government and private sector debt instruments).

(**)

Financial assets carried at amortized cost consists of eurobonds and the weighted average interest rate of debt instruments denominated in USD at 31 December 2023 are 6.24%. (2022: None). There is a restriction on the financial asset until 5 December 2024 due to the letter of credit given by the financial institution.

NOTE 5 - FINANCIAL INVESTMENTS (Continued)

The movements of financial assets measured at fair value through profit or loss are as follows:

	2023	2022
Beginning of the period - 1 January	28,929	2,772,863
Purchase of financial investments	4,942,647	2,589,242
Change in fair value recognized in the statement of comprehensive income/(loss) (Note 20)	237,515	(74,982)
Foreign exchange gains	138,058	712,566
Sales of financial investments	(3,427,578)	(4,939,322)
Monetary loss	(327,515)	(1,031,438)
31 December	1,592,056	28,929

The movements of financial assets carried at amortized cost are as follows:

	2023	2022
Beginning of the period - 1 January	—	361,658
Purchase of financial investments	129,504	—
Foreign exchange gains	—	26,960
Interest accrual	1,184	405
Sales of financial investments	—	(325,403)
Monetary loss	—	(63,620)
31 December	130,688	—